Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets Depreciation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 81	$ 79	$ 66
Land
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	1	1
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	60	59
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 20	$ 19